Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SPDR SERIES TRUST
Entity Central Index Key	0001064642
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000253542
Shareholder Report [Line Items]
Fund Name	SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF
Trading Symbol	CERY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR® Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF (the "Fund") for the period of November 1, 2024 through October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR® Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF	$23	0.22%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was shaped first by moderating inflation and speculation on the timing of rate cuts, and then by a tariff war introduced by the newly elected Trump administration. This injected some market volatility into the mix, but as the early economic data revealed the tariffs’ impact to be less than feared, markets resumed their upward march. The Fund’s commodities exposure delivered strong positive returns over the last twelve months. Performance was uneven across months though, with strong rallies early in 2025 driven by precious metals and energy, while mid-year saw pullbacks in grains and industrial metals. Gold’s surge to multi-decade highs, geopolitical tensions supporting crude oil, and supply-demand imbalances in metals, alongside inflation-hedging flows into commodities were all drivers of the returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	CERY	MSCI ACWI IMI Index	Bloomberg Enhanced Roll Yield Total Return Index
09/04/24	$10,000	$10,000	$10,000
09/30/24	$10,462	$10,464	$10,465
10/31/24	$10,379	$10,222	$10,386
11/30/24	$10,327	$10,621	$10,336
12/31/24	$10,402	$10,335	$10,414
01/31/25	$10,783	$10,673	$10,800
02/28/25	$10,723	$10,579	$10,743
03/31/25	$11,133	$10,169	$11,159
04/30/25	$10,547	$10,264	$10,576
05/31/25	$10,580	$10,858	$10,610
06/30/25	$10,926	$11,350	$10,964
07/31/25	$11,051	$11,501	$11,095
08/31/25	$11,275	$11,814	$11,327
09/30/25	$11,488	$12,221	$11,545
10/31/25	$11,724	$12,471	$11,787

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception 09/04/24
CERY	12.96%	14.75%
MSCI ACWI IMI Index	22.00%	21.05%
Bloomberg Enhanced Roll Yield Total Return Index	13.49%	15.28%

Performance Inception Date	Sep. 04, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 579,059,945
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 931,866
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 10/31/2025

Total Net Assets$579,059,945 Number of Portfolio Holdings19 Portfolio Turnover Rate0% Total Advisory Fees Paid$931,866
Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
State Street Institutional US Government Money Market Fund, Class G Shares, 4.05%, due 12/31/30	80.6%
U.S. Treasury Bills, 3.86%, due 11/25/25	6.7%
U.S. Treasury Bills, 3.92%, due 12/09/25	5.2%
U.S. Treasury Bills, 3.79%, due 11/28/25	2.1%
U.S. Treasury Bills, 3.95%, due 12/16/25	1.8%
Bloomberg Enhanced Roll Yield Index Total Return Swap, due 11/05/25	1.1%
Bloomberg Enhanced Roll Yield Index Total Return Swap, due 11/20/25	0.6%
Bloomberg Enhanced Roll Yield Index Total Return Swap, due 11/13/25	0.4%
Bloomberg Enhanced Roll Yield Index Total Return Swap, due 12/03/25	0.3%
Bloomberg Enhanced Roll Yield Index Total Return Swap, due 01/05/26	0.3%

Material Fund Change [Text Block]